Summary of Principal Accounting Policies - Recently issued accounting pronouncements (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Adopted in 2019
Lease, Practical Expedients, Package	true
Lease, Practical Expedient, Lessor Single Lease Component	true	true
Right-of-use assets	$ 9,904,062	¥ 68,950,101
Retained earnings	$ (2,523,418)	¥ (17,567,529)		¥ 147,118,546
ASU No. 2016-02, Leases (Topic 842) | Cumulative effect adjustment
Adopted in 2019
Retained earnings			¥ 0
ASU No. 2016-02, Leases (Topic 842) | Adjustment
Adopted in 2019
Right-of-use assets			152,300,000
Lease liabilities			¥ 144,300,000